Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax expense
Income tax expense was comprised of the following for the dates indicated below:

	Years Ended December 31,
	2021	2020	2019
Current:
Federal	$2,664,305	$1,663,883	$1,437,595
State	629,809	295,074	145,412
Total Current Tax Expense	3,294,114	1,958,957	1,583,007
Deferred:
Federal	211,703	(361,167)	105,960
State	3,574	(20,833)	(9,417)
Total Deferred Tax Expense (Benefit)	215,277	(382,000)	96,543
Total Income Tax Expense	$3,509,391	$1,576,957	$1,679,550

Income tax reconciliation

	Years Ended December 31,
	2021	2020	2019
Tax at Statutory Income Tax Rate	$3,419,489	$1,811,788	$1,989,548
State Tax and Other	450,957	81,936	100,820
Tax Exempt Interest	(284,935)	(250,044)	(291,768)
Life Insurance	(133,350)	(120,383)	(142,508)
Valuation Allowance	57,230	53,660	23,458
Total Income Tax Expense	$3,509,391	$1,576,957	$1,679,550

Deferred tax assets and deferred tax liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at December 31, 2021 and 2020 are presented below. Net deferred tax assets or liabilities were included in other assets or other liabilities at December 31, 2021 and 2020.

	December 31,
	2021	2020
Deferred Tax Assets:
Deferred Compensation	$761,937	$670,582
Provision for Loan Losses	2,408,028	2,781,850
Other Real Estate Owned	7,579	3,248
Net Fees Deferred for Financial Reporting	78,527	74,743
Net Operating Losses	467,649	410,419
PPP Loan Fees	95,586	—
Other	52,806	105,993
Total Gross Deferred Tax Assets	3,872,112	4,046,835
Less: Valuation Allowance	(467,649)	(410,419)
Net Deferred Tax Assets	3,404,463	3,636,416
Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	72,195	72,196
Depreciation	913,635	1,040,831
Prepaid Expenses	154,463	43,943
Unrealized Gain on Securities Available for Sale	1,683,166	4,037,110
Total Gross Deferred Tax Liability	2,823,459	5,194,080
Net Deferred Tax (Liability) Asset	$581,004	$(1,557,664)